Details of Significant Accounts - Income tax, reconciliation between income tax expense and accounting loss (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of temporary difference, unused tax losses and unused tax credits
Tax calculated based on profit (loss) before tax and statutory tax rate (Note i)	$ (87,000)	$ 29,000	$ (221,000)
Effects from items disallowed by tax regulation	54,000	24,000	18,000
Effects from non-deductible offshore income tax	11,000	6,000	6,000
Temporary difference not recognized as deferred income tax assets	389,000	94,000	702,000
Prior year income tax underestimation	242,000	6,000	0
Taxable loss not recognized as deferred income tax assets	925,000	1,842,000	1,732,000
Effect from investment tax credits (Note iii)	(480,000)	(357,000)	0
Change in assessment of realization of deferred income tax assets (Note ii)	(26,000)	(2,377,000)	(2,139,000)
Tax on undistributed surplus earnings	73,000	0	0
Effects from other states apart from where United States subsidiary registered	8,000	8,000	8,000
Others	(15,000)	(10,000)	9,000
Income tax expense (benefit)	1,094,000	$ (735,000)	$ 115,000
Cayman Islands
Disclosure of temporary difference, unused tax losses and unused tax credits
Tax calculated based on profit (loss) before tax and statutory tax rate (Note i)	$ 0.000